Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2020	Feb. 25, 2021	Dec. 31, 2019	Dec. 31, 2018
Document and Entity Information [Abstract]
Document Type	S-4
Document Period End Date	Dec. 31, 2020
Entity Registrant Name	ONCOR ELECTRIC DELIVERY CO LLC
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Capital account, interests outstanding	635,000,000	635,000,000	635,000,000	635,000,000
Entity Central Index Key	0001193311
Amendment Flag	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY